Schedule of Bank Borrowings (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Aug. 03, 2023	Jun. 01, 2023	May 03, 2023	Aug. 03, 2022
Short-Term Debt [Line Items]
Bank borrowings		$ 619,620	$ 826,159	$ 2,338,296
long term current		(522,717)	(696,956)	(1,447,966)
Long-term bank borrowings		96,903	129,203	$ 890,330
Property Loan [Member]
Short-Term Debt [Line Items]
Interest rate				6.25%	1.98%		1.20%	1.68%
Bank borrowings	[1]	$ 182,192	$ 242,922	$ 351,004
Property Loan [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[1]	1.98%	1.98%
Property Loan [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[1]	4.95%	4.95%
Bridging Loan [Member]
Short-Term Debt [Line Items]
Interest rate	[2]	2.25%	2.25%
Bank borrowings	[2]	$ 437,428	$ 583,237	1,408,486
Trust Receipt [Member]
Short-Term Debt [Line Items]
Bank borrowings	[3]			$ 578,806
Trust Receipt [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[3]	5.98%	5.98%
Trust Receipt [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[3]	7.00%	7.00%
Singapore Over Night Rate Average [Member]
Short-Term Debt [Line Items]
Interest rate		3.07%	3.07%			2.00%
Bank Facilities [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate		5.15%	5.15%
Bank Facilities [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate		7.00%	7.00%

[1]	The property loan with twenty-five years of term from February 2, 2002 to January 31, 2027 will maturity in January 2027 with interest rate at 1.68% for the per period from August 4, 2020 to August 3, 2022, 1.98% for the period from August 4, 2022 to August 3, 2023, and at 6.25% from August 4, 2023 and thereafter. The Company revised the loan on May 3, 2023 and the revised interest rate will be 1.20% plus compounded the Singapore Overnight Rate Average (SORA) reference rate for the period from June 1, 2023 to May 31, 2025, and at 2.00% plus compounded SORA reference rate for the period from June 1, 2025 and thereafter. As of December 31, 2024 the SORA rate is 3.07%.
[2]	The bridging loan with five years of term from September 30, 2020 to September 29, 2025 will maturity in October 2025 with the interest rate at 2.25%.
[3]	Trust receipt is the bank facilities that the Company uses to settle suppliers’ due invoices, it will be mature 120 days after the Company executes it. The interest rate will be 5.15%-7.00% depend on the date of execution. All trust receipts matured no later than July 26,2024.